Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 11, 2011	Mar. 01, 2007	Feb. 28, 2007
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Unrecognized tax benefits		$ 0	$ 0
Accounts Receivable, Allowance for Credit Loss		8,868	6,171	$ 5,371
Marketing and Advertising Expense		3,502	3,384
Direct Operating Costs		40,716	$ 35,538
Goodwill, Impairment Loss		$ 0
Guardian Pharmacy LLC [Member]
Accounting Policies [Line Items]
Subsidiary, ownership percentage, parent	100.00%	100.00%
Certificates of Deposit [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Certificates Of Deposit Per Person For Accounts Ownership		250
Preferred Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Preferred Stock, Shares Issued					0.5087	0.8338	1
Preferred Stock, Value, Issued					$ 1,000	$ 1,000	$ 1,000
Percentage Of Unrecovered Capital Balance					6.00%
Common Class A [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage Of Conversion Of Share	25.00%	25.00%
Preferred Class A [Member] | Preferred Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Preferred Stock, Shares Issued			27,407
Preferred Stock, Shares Outstanding			27,407
Preferred Stock, Value, Issued			$ 31,645,099
Preferred Stock, Value, Outstanding			$ 31,645,099
Preferred Class B [Member] | Preferred Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Preferred Stock, Shares Issued			5,048
Preferred Stock, Shares Outstanding			5,048
Preferred Stock, Value, Issued			$ 9,000,000
Preferred Stock, Value, Outstanding			$ 9,000,000